Goodwill and Acquired Intangible Assets - Summary of Goodwill, Accumulated Impairments and Net Goodwill for Each Reporting Units and Reportable Segments (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Intangible Assets By Segment [Line Items]
Gross	$ 932	$ 934
Accumulated Impairments	(538)	(529)
Net	394	405
Consumer Lending [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	147	147
Accumulated Impairments
Net	147	147
Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	591	593
Accumulated Impairments	(534)	(525)
Net	57	68
Total FFELP Loans Reportable Segment [Member] | FFELP Loans [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	194	194
Accumulated Impairments	(4)	(4)
Net	190	190
Servicing [Member] | Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	50	50
Accumulated Impairments
Net	50	50
Contingency Services [Member] | Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	136	136
Accumulated Impairments	(129)	(129)
Net	7	7
Wind-down Guarantor Servicing [Member] | Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	256	256
Accumulated Impairments	(256)	(256)
Net
Insurance Services [Member] | Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	9	11
Accumulated Impairments	(9)
Net		11
Upromise [Member] | Business Services [Member]
Schedule Of Intangible Assets By Segment [Line Items]
Gross	140	140
Accumulated Impairments	(140)	(140)
Net